Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 3,526	$ 13,717
Cash Flows	(179)	(323)
Non-cash changes, Addition	152	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(5)	(312)
Non-cash changes, Assets held for sale	0	(9,429)
Non-cash changes, Foreign exchange movements and change in estimates	(10)	71
Ending balance	3,484	3,724
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		314
Cash Flows		0
Non-cash changes, Addition		0
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(312)
Non-cash changes, Assets held for sale		0
Non-cash changes, Foreign exchange movements and change in estimates		(2)
Ending balance		0
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	3,526	13,403
Cash Flows	(179)	(323)
Non-cash changes, Addition	152	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(5)	0
Non-cash changes, Assets held for sale	0	(9,429)
Non-cash changes, Foreign exchange movements and change in estimates	(10)	73
Ending balance	$ 3,484	$ 3,724